Equipment on Operating Leases	12 Months Ended
Dec. 31, 2011
Equipment on Operating Leases
Equipment on Operating Leases
EQUIPMENT ON OPERATING LEASES

Components of equipment on operating leases, less accumulated depreciation as of December 31, were as follows:

(Millions of dollars)	2011	2010	2009
Equipment on operating leases, at cost	$4,082	$4,241	$4,562
Less: Accumulated depreciation	(1,471)	(1,530)	(1,575)
Equipment on operating leases, net	$2,611	$2,711	$2,987

At December 31, 2011, scheduled minimum rental payments for operating leases were as follows:

2012	2013	2014	2015	2016	Thereafter	Total
$704	$478	$270	$128	$49	$26	$1,655